UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 888 7th Avenue
         Suite 1100
         New York, New York  10019

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $618,469 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    70986   827152 SH       SOLE                   827152        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      110        1 SH       SOLE                        1        0        0
BORDERS GROUP INC              COM              099709107    13875   620800 SH       SOLE                   620800        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    17930  1043634 SH       SOLE                  1043634        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    17931  1043700 SH  PUT  SOLE                  1043700        0        0
BRINKS CO                      COM              109696104     8533   133500 SH  CALL SOLE                   133500        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    24532   509164 SH       SOLE                   509164        0        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889    14191   418872 SH       SOLE                   418872        0        0
COMPTON PETE CORP              COM              204940100    27928  3062234 SH       SOLE                  3062234        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    16787   210000 SH  CALL SOLE                   210000        0        0
ENSCO INTL INC                 COM              26874Q100    13266   265000 SH  CALL SOLE                   265000        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    17817   746092 SH       SOLE                   746092        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    14369   358422 SH       SOLE                   358422        0        0
HEINZ H J CO                   COM              423074103    29545   656400 SH       SOLE                   656400        0        0
HUDSON CITY BANCORP            COM              443683107    18571  1337980 SH       SOLE                  1337980        0        0
IDT CORP                       CL B             448947309    21232  1623272 SH       SOLE                  1623272        0        0
LANCE INC                      COM              514606102     2628   130862 SH       SOLE                   130862        0        0
LEVITT CORP                    CL A             52742P108     6652   543476 SH       SOLE                   543476        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    31065  1440193 SH       SOLE                  1440193        0        0
MARSH & MCLENNAN COS INC       COM              571748102     8204   267594 SH       SOLE                   267594        0        0
METLIFE INC                    COM              59156R108    32725   554560 SH       SOLE                   554560        0        0
MICROSOFT CORP                 COM              594918104    35582  1191623 SH       SOLE                  1191623        0        0
NEWSTAR FINANCIAL INC          COM              65251F105       92     5000 SH       SOLE                     5000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    12532   843318 SH       SOLE                   843318        0        0
PRIDE INTL INC DEL             COM              74153Q102     8553   285000 SH  CALL SOLE                   285000        0        0
PXRE GROUP LTD                 COM              G73018106    11062  2399462 SH       SOLE                  2399462        0        0
QUALCOMM INC                   COM              747525103    39805  1053310 SH       SOLE                  1053310        0        0
QUALCOMM INC                   COM              747525103    27398   725000 SH  PUT  SOLE                   725000        0        0
REGAL ENTMT GROUP              CL A             758766109    19663   922264 SH       SOLE                   922264        0        0
RINKER GROUP LTD               SPONSORED ADR    76687M101     2735    38500 SH       SOLE                    38500        0        0
SAKS INC                       COM              79377W108    17685   992409 SH       SOLE                   992409        0        0
STATE BANCORP INC N.Y          COM              855716106     1334    70000 SH       SOLE                    70000        0        0
VERIGY LTD                     SHS              Y93691106    12314   693742 SH       SOLE                   693742        0        0
WEYERHAEUSER CO                COM              962166104    20837   294928 SH       SOLE                   294928        0        0